Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible notes payable, Gross	$ 214,500	$ 1,526,000	$ 3,492,000
Less debt discount and debt issuance cost	(117,949)	(282,232)	(279,214)
Convertible notes payable	96,551	1,243,768	3,212,786
Less current portion of convertible notes payable	89,264	1,243,768	3,212,786
Long-term convertible notes payable	7,287
Issued in Fiscal Year 2020 [Member]
Convertible notes payable, Gross	100,000	1,526,000
Issued in Fiscal Year 2021 [Member]
Convertible notes payable, Gross	$ 114,500